Income Taxes (Details) - Schedule of components of the (benefit) provision for income taxes from operations - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Current:
Current Tax Total					$ 113	$ 33
Deferred:
Deferred Tax Total					20	165
Total	$ (1,227)	$ 133	$ 33	$ 198	133	198
Denmark [Member]
Current:
Current Tax Total
Deferred:
Deferred Tax Total					20	165
Sweden [Member]
Current:
Current Tax Total					44	30
Deferred:
Deferred Tax Total
United States [Member]
Current:
Current Tax Total					69	3
Deferred:
Deferred Tax Total